Nature of Operations and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summarizes the Impact of Adoption on the Consolidated Balance Sheet
The following table summarizes the impact of adoption on the consolidated balanc
e
 sheet as of January 1, 2021, as adjusted (in thousands):

Fair value adjustment to finance receivables	$23,584
Allowance for credit losses	55,031
Unamortized loan origination costs	(13,421)
Reserve for repurchase liability	4,241

Increase in retained earnings	$69,435